John Hancock Funds III

Supplement dated 2-1-14, to the current Class R6 prospectus

Disciplined Value Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.70
Other expenses	0.12
Total annual fund operating expenses	0.82
Contractual expense reimbursement[1]	‒0.07
Total annual fund operating expenses after expense reimbursements	0.75

1 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.82% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and (f) short dividend expense. The Class Expense Limitation expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	77
3 years	255
5 years	448
10 years	1,007

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 2-1-14, to the current Class R6 prospectus

Global Shareholder Yield Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.80
Other expenses	9.57
Total annual fund operating expenses	10.37
Contractual expense reimbursement[2]	–9.48
Total annual fund operating expenses after expense reimbursements	0.89

1 Management fee has been restated to reflect the contractual management fee schedule effective July 1, 2012.

2 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.97% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and (f) short dividend expense. The Class Expense Limitation expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	91
3 years	2,136
5 years	3,967
10 years	7,750

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 2-1-14, to the current Class R6 prospectus

International Core Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.89
Other expenses	21.08
Total annual fund operating expenses	21.97
Contractual expense reimbursement[1]	–20.93
Total annual fund operating expenses after expense reimbursements	1.04

1 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.12% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and (f) short dividend expense. The Class Expense Limitation expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	106
3 years	3,932
5 years	6,569
10 years	10,113

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 2-1-14, to the current Class R6 prospectus

International Value Equity Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.88
Other expenses[1]	0.32
Total annual fund operating expenses	1.20
Contractual expense reimbursement[2]	–0.12
Total annual fund operating expenses after expense reimbursements	1.08

1Other expenses have been estimated for the first year of operations of the fund’s Class R6 shares.

2 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and (f) short dividend expense. The Class Expense Limitation expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	110
3 years	369
5 years	648
10 years	1,444

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 2-1-14, to the current Class R6 prospectus

Rainier Growth Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.73
Other expenses	0.60
Total annual fund operating expenses	1.33
Contractual expense reimbursement[1]	–0.54
Total annual fund operating expenses after expense reimbursements	0.79

1 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.86% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and (f) short dividend expense. The Class Expense Limitation expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	81
3 years	368
5 years	677
10 years	1,554

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 2-1-14, to the current Class R6 prospectus

Small Company Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.90
Other expenses	17.73
Total annual fund operating expenses	18.63
Contractual expense reimbursement[1]	–17.61
Total annual fund operating expenses after expense reimbursements	1.02

1 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.04% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	104
3 years	3,468
5 years	5,978
10 years	9,806

You should read this supplement in conjunction with the prospectus and retain it for future reference.